Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ERNEXA THERAPEUTICS INC.
Entity Central Index Key	0000748592
Entity Tax Identification Number	31-1103425
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1035 Cambridge Street
Entity Address, Address Line Two	Suite 18A
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	798-6700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1035 Cambridge Street
Entity Address, Address Line Two	Suite 18A
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	798-6700
Contact Personnel Name	Sanjeev Luther